Guarantees and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Guarantor Obligations [Line Items]
Obligations of insolvent insurance companies	$ 759	$ 759
Premium tax offsets	$ 916	$ 1,100